Award Timing Disclosure	12 Months Ended
Jun. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing Method	Equity incentive compensation decisions are generally made at the Board’s or Committee’s regularly scheduled meetings in August, which are generally scheduled at least one year in advance. Pursuant to the Company’s equity incentive plans, the exercise price of each stock option awarded to the executive officers is the closing price of the Company’s Common Stock on the date of grant.